LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
LEASES
LEASES

NOTE 6 – LEASES

Boston Solar was acquired on April 21, 2022 and has fixed rate non-cancelable operating lease agreements for office, warehouse, and parking real estate, vehicles, and tools. The monthly operating lease payments for real estate are from $4,372 to $18,466 and end September 2027. Vehicle leases range from $644 to $973 per month, and their end dates from December 2023 to September 2026. Tools lease payments are $1,285 per month and end March 2027. Total lease expense for the three months ended September 30, 2022 was $81,420. At April 21, 2022, as part of the acquisition, the Company recognized initial ROU assets and lease liabilities related to Boston Solar of $1,400,278 and $(1,400,278), respectively.

NOTE 6 – LEASES

Boston Solar was acquired on April 21, 2022 and has fixed rate non-cancelable operating lease agreements for office, warehouse, and parking real estate, vehicles, and tools. The monthly operating lease payments for real estate are from $4,372 to $18,466 and end September 2027. Vehicle leases range from $644 to $973 per month, and their end dates from December 2023 to September 2026. Tools lease payments are $1,285 per month and end March 2027. Total lease expense for the year ended December 31, 2022 was $81,420. At April 21, 2022, as part of the acquisition, the Company recognized initial ROU assets and lease liabilities related to Boston Solar of $1,400,278 and $(1,400,278), respectively.

Future minimum lease payments are as follows:
Year Ending
December 31
2023	$362,284
2024	332,345
2025	328,359
2026	303,923
2027	215,819
Thereafter	-
Total	1,542,730
Less: Interest	(230,949)
Present value of lease liabilities	$1,311,781
Less: Current portion	(272,575)
Lease liability, net of current portion	$1,039,207